Customer deposits	12 Months Ended
Dec. 31, 2025
Deposits
Customer deposits
Following is a summary of customer deposits:

	December 31,
	2025	2024
Demand deposits	698,570	440,029
Time deposits	5,905,646	4,972,695
	6,604,216	5,412,724
Interest payable	36,074	49,177
Total	6,640,290	5,461,901
The remaining and contractual maturity profile of the Bank's deposits, excluding interest payable, is as follows:

	Remaining Term		Original Term
	December 31,		December 31,
	2025	2024	2025	2024
Demand	698,570	440,029	698,570	440,029
Up to 1 month	3,110,156	2,797,904	2,033,327	1,793,178
From 1 to 3 months	1,331,165	1,162,833	1,291,076	999,506
From 3 to 6 months	732,639	585,542	1,420,130	1,092,876
From 6 months to 1 year	487,901	342,460	824,770	901,145
From 1 to 2 years	217,045	73,642	303,104	158,621
From 2 to 5 years	26,740	10,314	33,239	27,369
Total	6,604,216	5,412,724	6,604,216	5,412,724
The following table presents additional information regarding the Bank’s deposits:

	December 31,
	2025	2024
Aggregate amount of $100,000 or more	6,603,585	5,411,881
Aggregate amount of deposits in the New York Agency	1,891,001	1,581,865

	December 31,
	2025	2024	2023
Interest expense on deposits made in the New York Agency	75,285	88,668	53,885